Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 313,000
Previously Paid Amount	0.00
Total Fee Amount	47.92
Total Offset Amount	0.00
Net Fee	47.92
Narrative - Max Aggregate Offering Price	$ 313,000
Final Prospectus	true